Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Multi-Manager Value Strategies Fund Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 24,220	$ 24,220	$ 24,220	$ 19,620	$ 20,770	$ 20,519	$ 14,136	$ 13,986	$ 13,763	$ 12,466	$ 10,551	$ 10,616	$ 10,000
Average Annual Return, Percent	[1],[2]	23.45%	11.61%	9.25%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Account Value		$ 22,848	$ 22,848	$ 22,848	18,772	19,666	19,485	13,495	13,720	13,524	12,494	10,897	10,903	10,000
Average Annual Return, Percent		21.71%	10.74%	8.61%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Account Value		$ 32,178	$ 32,178	$ 32,178	$ 25,138	$ 24,537	$ 25,220	$ 17,678	$ 15,709	$ 15,182	$ 13,249	$ 11,278	$ 11,191	$ 10,000
Average Annual Return, Percent		28.01%	15.42%	12.40%

[1]	The Fund’s performance prior to October 1, 2016 reflects returns achieved pursuant to a different investment objective, principal investment strategies and/or management teams. If the Fund’s current investment objective, strategies and/or management teams had been in place for the prior periods, results shown may have been different.
[2]	The returns shown for periods prior to January 3, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. Class A shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.